(LOSSES) EARNINGS PER SHARE - Schedule of earnings per share basic and diluted (losses) from discontinued operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,171,663,430	1,102,373,814	871,036,499
(Losses) earnings per share from discontinued operations - basic	$ 0.02	$ 0	$ (0.09)
Numerator:
Net (loss) income from discontinued operations attributable to ordinary shareholders	$ 18,927	$ (3,326)	$ (79,006)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,171,663,430	1,102,373,814	871,036,499
Denominator used for losses per share	1,171,663,430	1,102,373,814	871,036,499
Common Class A
Numerator:
Allocation of net (loss) income from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating (losses) earnings per ordinary share-basic	$ 18,927	$ (3,326)	$ (79,006)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,171,663,331	1,102,373,715	871,036,400
(Losses) earnings per share from discontinued operations - basic	$ 0.02	$ 0	$ (0.09)
Numerator:
Allocation of net (loss) income from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating (losses) earnings per ordinary share- diluted	$ 18,927	$ (3,326)	$ (79,006)
Net (loss) income from discontinued operations attributable to ordinary shareholders	$ 18,927	$ (3,326)	$ (79,006)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,171,663,331	1,102,373,715	871,036,400
Conversion of Class B to Class A ordinary shares	99	99	99
Denominator used for losses per share	1,171,663,430	1,102,373,814	871,036,499
(Losses) earnings per share from discontinued operations-diluted	$ 0.02	$ 0	$ (0.09)
(Losses) earnings from discontinued operations per ADS:
Denominator used for (losses) earnings per ADS - basic	11,716,633	11,023,737	8,710,364
Denominator used for (losses) earnings per ADS - diluted	11,716,634	11,023,738	8,710,365
(Losses) earnings from discontinued operations per ADS - basic	$ 1.61	$ (0.3)	$ (9.07)
(Losses) earnings from discontinued operations per ADS - diluted	$ 1.61	$ (0.3)	$ (9.07)
Common Class B
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99	99
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	99	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for losses per share	99	99	99